Core Alternative ETF
Schedule of Investments
July 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Basic Materials - 4.0%
Air Products & Chemicals, Inc. (e)	14,992	$4,363,122
The Mosaic Co.	108,382	3,384,770
		7,747,892
Communications - 9.7%
Alphabet, Inc. - Class A (a)	2,306	6,213,586
AT&T, Inc. (e)	138,387	3,881,755
Cisco Systems, Inc. (e)	82,345	4,559,443
FactSet Research Systems, Inc. (e)	11,648	4,161,597
		18,816,381
Consumer, Cyclical - 11.6%
Dollar General Corp. (e)	19,795	4,605,109
Genuine Parts Co. (e)	29,765	3,777,774
McDonald's Corp. (e)	17,737	4,304,947
Starbucks Corp. (e)	43,610	5,295,562
Walmart, Inc. (e)	31,173	4,443,711
		22,427,103
Consumer, Non-Cyclical - 21.2%
Amgen, Inc. (e)	16,521	3,990,482
Diageo PLC - ADR (b)(e)	20,755	4,113,849
Eli Lilly & Co. (e)	25,360	6,175,160
Johnson & Johnson (e)	28,698	4,941,796
Merck & Co., Inc. (e)	41,397	3,182,187
PepsiCo, Inc. (e)	31,275	4,908,611
Sysco Corp. (e)	58,588	4,347,230
The Procter & Gamble Co. (e)	29,654	4,217,688
UnitedHealth Group, Inc. (e)	12,489	5,148,216
		41,025,219
Energy - 4.4%
Chevron Corp. (e)	34,097	3,471,415
Exxon Mobil Corp. (e)	85,279	4,909,512
		8,380,927
Financials - 15.5%
Aflac, Inc. (e)	69,144	3,802,920
Capital One Financial Corp.	34,239	5,536,446
CME Group, Inc. (e)	14,087	2,988,275
JPMorgan Chase & Co. (e)	35,328	5,362,084
Morgan Stanley (e)	64,100	6,152,318
The Blackstone Group, Inc. - Class A	52,772	6,083,029
		29,925,072

Industrials - 14.4%
3M Co. (e)	22,982	4,549,057
Emerson Electric Co. (e)	47,653	4,807,711
L3Harris Technologies, Inc. (e)	18,614	4,220,539
Lockheed Martin Corp. (e)	9,745	3,621,924
Norfolk Southern Corp. (e)	19,407	5,003,707
Waste Management, Inc. (e)	38,282	5,675,689
		27,878,627
Technology - 13.6%
Accenture PLC - Class A (b)(e)	17,568	5,581,002
Apple, Inc. (e)	34,750	5,068,635
Broadridge Financial Solutions, Inc. (e)	28,037	4,864,139
Microsoft Corp. (e)	21,030	5,991,657
Paychex, Inc. (e)	42,052	4,786,359
		26,291,792
Utilities - 4.5%
NextEra Energy, Inc. (e)	55,853	4,350,949
The Southern Co. (e)	68,508	4,375,606
		8,726,555
Total Common Stocks (Cost $142,298,938)		191,219,568

MONEY MARKET FUNDS - 1.1%
First American Government Obligations Fund - Class X, 0.03% (c)	2,072,722	2,072,722
Total Money Market Funds (Cost $2,072,722)		2,072,722

	Number of Contracts (d)		Notional Value
PURCHASED OPTIONS - 0.4%
PURCHASED CALL OPTIONS - 0.1%
CBOE S&P 500 Index
Expiration: August 2021, Exercise Price: $4,405	150	143,250	$ 65,928,900
Expiration: August 2021, Exercise Price: $4,420	300	106,500	131,857,800
		249,750
PURCHASED PUT OPTIONS - 0.3%
CBOE S&P 500 Index
Expiration: August 2021, Exercise Price: $4,380	475	641,250	208,774,850
Total Purchased Options (Cost $1,038,052)		891,000

Total Investments (Cost $145,409,712) - 100.4%		194,183,290
Other Assets Less Liabilities - (0.4)%		(787,772)
Net Assets - 100.0%		$193,395,518

ADR	American Depositary Receipt
CBOE	Chicago Board Options Exchange
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Each contract has a multiplier of 100.
(e)	A portion or all of the security has been segregated or earmarked as collateral for written options.

Percentages are stated as a percent of net assets.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of July 31, 2021:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$191,219,568	$-	$-	$191,219,568
Money Market Funds	2,072,722	-	-	2,072,722
Purchased Options	-	891,000	-	891,000
Total Investments - Assets	$193,292,290	$891,000	$-	$194,183,290

* See the Schedule of Investments for industry classifications.